Regulatory Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 integer	Dec. 31, 2009
Regulatory Assets [Line Items]
Total Current Regulatory Assets	$ 212	$ 395
Total Non Current Regulatory Assets	470	450
Total Regulatory Assets	682	845
Other noncurrent regulatory assets that did not earn a rate of return	95	90
Number of installments through which the Brazil tariff recoveries are made	24
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	286	296
Total Non Current Regulatory Liabilities	1,137	982
Total Regulatory Liabilities	1,423	1,278
Brazil Tariff Recoveries Energy Purchases [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	62	144
Total Non Current Regulatory Assets	18	22
Brazil Tariff Recoveries Energy Purchases [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	118	61
Total Non Current Regulatory Liabilities	69	42
Brazil Tariff Recoveries Transmission Costs Regulatory Fees And Other [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	82	120
Total Non Current Regulatory Assets	32	30
Brazil Tariff Recoveries Transmission Costs Regulatory Fees And Other [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	71	67
Total Non Current Regulatory Liabilities	57	35
El Salvador Tariff Recoveries [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	67	125
Defined Benefit Pension Obligations at IPL
Regulatory Assets [Line Items]
Total Non Current Regulatory Assets	235	217
Income Taxes Recoverable From Customers [Member]
Regulatory Assets [Line Items]
Total Non Current Regulatory Assets	66	70
Other Regulatory Assets [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	1	6
Total Non Current Regulatory Assets	119	111
Latin America Regulatory Asset [Member]
Regulatory Assets [Line Items]
Total Regulatory Assets	265	445
North America Regulatory Asset [Member]
Regulatory Assets [Line Items]
Total Regulatory Assets	417	400
Efficiency Program Costs [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	58	133
Total Non Current Regulatory Liabilities	54	4
Asset Retirement Obligation Costs Member
Regulatory Liabilities [Line Items]
Total Non Current Regulatory Liabilities	509	482
Brazil Special Obligations [Member]
Regulatory Liabilities [Line Items]
Total Non Current Regulatory Liabilities	435	402
Other Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	39	35
Total Non Current Regulatory Liabilities	13	17
Latin America Regulatory Liability [Member]
Regulatory Liabilities [Line Items]
Total Regulatory Liabilities	897	772
North America Regulatory Liability [Member]
Regulatory Liabilities [Line Items]
Total Regulatory Liabilities	$ 526	$ 506